PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks
Aerospace & Defense — 2.1%
Boeing Co. (The)*	237,478	$36,106,155
General Electric Co.	202,777	38,239,687
		74,345,842
Automobiles — 2.7%
Tesla, Inc.*	378,823	99,111,461
Banks — 0.4%
NU Holdings Ltd. (Brazil) (Class A Stock)*	1,102,713	15,052,032
Biotechnology — 1.8%
Vertex Pharmaceuticals, Inc.*	140,466	65,327,927
Broadline Retail — 9.6%
Amazon.com, Inc.*	1,498,513	279,217,927
MercadoLibre, Inc. (Brazil)*	32,608	66,910,312
		346,128,239
Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	73,793	36,535,652
Moody’s Corp.	75,865	36,004,771
		72,540,423
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	82,672	73,290,381
Walmart, Inc.	453,688	36,635,306
		109,925,687
Electrical Equipment — 1.4%
Eaton Corp. PLC	108,998	36,126,297
Vertiv Holdings Co. (Class A Stock)	144,479	14,374,216
		50,500,513
Entertainment — 5.3%
Netflix, Inc.*	197,348	139,973,016
Walt Disney Co. (The)	544,007	52,328,033
		192,301,049
Financial Services — 4.9%
Mastercard, Inc. (Class A Stock)	187,600	92,636,880
Visa, Inc. (Class A Stock)	302,387	83,141,306
		175,778,186
Ground Transportation — 1.3%
Uber Technologies, Inc.*	632,992	47,575,679
Health Care Equipment & Supplies — 1.7%
Dexcom, Inc.*	219,651	14,725,403
Intuitive Surgical, Inc.*	96,412	47,364,323
		62,089,726
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc. (Class A Stock)*	292,482	37,089,643
Hilton Worldwide Holdings, Inc.	117,986	27,195,773
Marriott International, Inc. (Class A Stock)	81,504	20,261,894
		84,547,310
	Shares	Value
Common Stocks (continued)
Insurance — 1.2%
Progressive Corp. (The)	168,969	$42,877,573
Interactive Media & Services — 9.9%
Alphabet, Inc. (Class A Stock)	473,613	78,548,716
Alphabet, Inc. (Class C Stock)	469,046	78,419,801
Meta Platforms, Inc. (Class A Stock)	351,694	201,323,713
		358,292,230
IT Services — 1.2%
MongoDB, Inc.*	98,680	26,678,138
Snowflake, Inc. (Class A Stock)*	138,382	15,894,557
		42,572,695
Media — 1.5%
Trade Desk, Inc. (The) (Class A Stock)*	507,183	55,612,616
Pharmaceuticals — 6.9%
AstraZeneca PLC (United Kingdom), ADR	414,983	32,331,326
Eli Lilly & Co.	165,795	146,884,422
Novo Nordisk A/S (Denmark), ADR	602,413	71,729,316
		250,945,064
Semiconductors & Semiconductor Equipment — 17.0%
Advanced Micro Devices, Inc.*	296,954	48,724,212
Analog Devices, Inc.	139,133	32,024,243
ASML Holding NV (Netherlands)	44,957	37,460,420
Broadcom, Inc.	1,039,340	179,286,150
NVIDIA Corp.	2,622,028	318,419,080
		615,914,105
Software — 14.5%
Adobe, Inc.*	61,619	31,905,086
Cadence Design Systems, Inc.*	182,836	49,554,041
Crowdstrike Holdings, Inc. (Class A Stock)*	149,288	41,870,805
Datadog, Inc. (Class A Stock)*	235,336	27,077,760
Microsoft Corp.	646,286	278,096,866
Palo Alto Networks, Inc.*	68,322	23,352,460
Salesforce, Inc.	67,965	18,602,700
ServiceNow, Inc.*	61,425	54,937,906
		525,397,624
Specialty Retail — 2.4%
Home Depot, Inc. (The)	48,286	19,565,487
O’Reilly Automotive, Inc.*	36,217	41,707,497
TJX Cos., Inc. (The)	218,664	25,701,767
		86,974,751
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	892,791	208,020,303
Textiles, Apparel & Luxury Goods — 0.9%
adidas AG (Germany)	119,181	31,581,374

Total Long-Term Investments (cost $1,514,611,306)		3,613,412,409
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PSF PGIM JENNISON GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Short-Term Investment — 0.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $14,782,065)(wb)	14,782,065	$14,782,065

TOTAL INVESTMENTS—100.1% (cost $1,529,393,371)		3,628,194,474

Liabilities in excess of other assets — (0.1)%		(3,578,915)

Net Assets — 100.0%		$3,624,615,559

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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